Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000001774 [Member] | Over 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%
C000001774 [Member] | Sixty One To 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000001774 [Member] | Thirty One To 60 days [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000001774 [Member] | Zero To 30 days [Member]
Holdings [Line Items]
Percent of Total Investments	66.60%
C000001774 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
C000001774 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	47.20%
C000001774 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000001772 [Member] | Over 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%
C000001772 [Member] | Sixty One To 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000001772 [Member] | Thirty One To 60 days [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000001772 [Member] | Zero To 30 days [Member]
Holdings [Line Items]
Percent of Total Investments	66.60%
C000001772 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
C000001772 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	47.20%
C000001772 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%